Investments	12 Months Ended
Jun. 30, 2018
Investments
Investments
11.	Investments

a)	Changes in investments

At June 30, 2016	102,955
Share of loss in a joint venture	(4,425)
Effect from currency translation adjustment	2,896
Balance at June 30, 2017	101,426
Write-off of investment due to spin-off	(115,478)
Share of profit in a joint venture	14,671
Effect from currency translation adjustment	(533)
Balance at June 30, 2018	86

b)	Interest in Joint Venture

Cresca’s summarized financial information, based on the financial statements prepared in accordance with IFRS as of and for years ended June 30, 2018 and 2017 and the reconciliation with the book value of the investment in the consolidated financial statements considering the fair value adjustments on the acquisition date are presented below:

	2018(*)	2017
Assets	3,371	281,529
Current	3,356	9,705
Cash and cash equivalents	333	503
Accounts receivable, inventories and other receivables	3,023	8,976
Contract of purchase of land	—	226

Noncurrent	15	271,824
Recoverable taxes	—	3,311
Investment properties	—	268,267
Other noncurrent	15	246

Liabilities	3,200	78,677
Current	3,200	1,295
Trade payables, taxes and loans	3,200	1,295
Noncurrent	—	77,382
Including taxes and loans	—	77,382
Total net assets	171	202,852
Company’s interest – 50%	50%	50%
Company’s interest in net assets at estimated fair value	86	101,426

	2018	2017
Revenue	83	12,916
Cost of products sold	(684)	(14,404)
Gross revenue (expenses)	(601)	(1,488)
Selling expenses	(34)	(891)
Administrative expenses	(374)	(979)
Other profit/expenses	437	(92)
Finance profit	32,340	(578)
Finance costs	16	(5,257)
Loss before tax	31,784	(9,285)
Income and social contribution taxes	(2,443)	—
Loss for the year	29,341	(9,285)
Company’s interest – 50%	14,671	(4,643)
Amortization of fair value adjustment on the purchase date (shareholders’ loans)	—	218
Equity method	14,671	(4,425)

(*) Balance sheet after spin-off that took place on February 9, 2018, as described in Note 1.1.